ORDINARY SHARES (Details) - Ordinary Shares		1 Months Ended	12 Months Ended
	Jan. 25, 2019 shares	Sep. 30, 2018 Vote shares	Sep. 05, 2022 shares	Aug. 14, 2020 shares
Ordinary shares Class A
ORDINARY SHARES
Shares issued	5,500,000	15,969,110
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares)		75,118,996
Number of votes entitled per ordinary share | Vote		1
Stock repurchased			2,330,620	2,330,620
Ordinary shares Class B
ORDINARY SHARES
Number of votes entitled per ordinary share | Vote		15